29. Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share

The table below presents the determination of net income available to holders of common and preferred shares and the weighted average number of common and preferred shares outstanding used to calculate basic and diluted earnings per share in each reporting period:

	2017			2016			2015
	Preferred	Common	Total	Preferred	Common	Total	Preferred	Common	Total

Basic numerator
Net income (loss) allocated to common and preferred shareholders – continued operations	312	170	482	(44)	(27)	(71)	397	218	615
Net income (loss) allocated to common and preferred shareholders - discontinued operations	89	48	137	(257)	(154)	(411)	(226)	(124)	(350)
Net income (loss) allocated to common and preferred shareholders	401	218	619	(301)	(181)	(482)	171	94	265

Basic denominator (millions of shares)
Weighted average of shares	166	100	266	166	100	266	166	100	266

Basic earnings per millions of shares (R$) – continued operations	1.87356	1.70324		(0.26891)	(0.26891)		2.39760	2.17964
Basic earnings per millions of shares (R$) - discontinued operations	0.53335	0.48487		(1.54778)	(1.54778)		(1.36515)	(1.24104)
Basic earnings per millions of shares (R$) - total	2.40692	2.18810		(1.81669)	(1.81669)		1.03245	0.93859

Diluted numerator
Net income (loss) allocated to common and preferred shareholders – continued operations	312	170	482	(44)	(27)	(71)	397	218	615
Net income (loss) allocated to common and preferred shareholders - discontinued operations	89	48	137	(257)	(154)	(411)	(226)	(124)	(350)
Net income (loss) allocated to common and preferred shareholders	401	218	619	(301)	(181)	(482)	171	94	265

Diluted denominator
Weighted average of shares (in millions)	166	100	266	166	100	266	166	100	266
Stock call option	1	-	1	-	-	-	-	-	-
Diluted weighted average of shares (millions)	167	100	267	166	100	266	166	100	266

Diluted earnings per millions of shares (R$) – continued operations	1.86188	1.69955		(0.26891)	(0.26891)		2.39222	2.17964
Diluted earnings per millions of shares (R$) – discontinued operations	0.52887	0.48118		(1.54778)	(1.54778)		(1.36515)	(1.24104)
Diluted earnings per millions of shares (R$) – total	2.39074	2.18073		(1.81669)	(1.81669)		1.03014	0.93859

For the year ended at December 31, 2016, potential shares issued under the stock option plan were not included in the diluted earning per share as their effect would have been antidilutive.